Investment Strategy - iShares Emerging Markets Bond Active ETF	Sep. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund will invest primarily in a portfolio of bonds of sovereigns and public sector and private sector companies located in, or tied economically to, emerging market countries that are predominantly denominated in U.S. Dollars, Euros, Sterling and other hard currencies.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the bonds of issuers domiciled or exercising the predominant part of their economic activity in, emerging market countries. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
Bonds include obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to‑be‑announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; and asset-backed securities. The Fund may invest in fixed-income securities of any duration or maturity.
Hard currencies, including the U.S. dollar, Euro and Sterling, are typically currencies of economically advanced industrialized nations. Fund management considers an emerging market country to include any country that is: (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the J.P. Morgan EMBI Global Diversified Index (the “Index”). Fund management considers an issuer to be located in or tied economically to an emerging market if (a) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (b) the issuer’s securities are traded principally in an emerging market country, or (c) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in the securities issued by one country. The 80% policy noted above is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Fund may invest up to 10% of its net assets in fixed-income securities that are rated CCC and lower by the Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investor Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or in unrated securities of equivalent credit quality, as determined by Fund management. If the security is rated by all three of S&P, Moody’s, and Fitch, Fund management will consider the middle rating. If the security is rated by two of the three, Fund management will consider the lower rating. If the security is rated by one of the three agencies, Fund management will consider that rating.
The Fund may use derivatives for investment purposes and for the purposes of efficient portfolio management. The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to seek to enhance returns, in which case their use would involve leveraging risk.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. Accordingly, BFA has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objectives. In doing so BFA will refer to the Index when constructing the Fund’s portfolio, and also for risk management purposes to ensure that the active risk (i.e., degree of deviation from the Index) taken by the Fund remains appropriate given the Fund’s investment objective and policy. BFA is not bound by the components or weighting of the Index when selecting investments. BFA may also use its discretion to invest in securities not included in the Index in order to take advantage of specific investment opportunities. However, the geographical scope of the investment objective and policy may have the effect of limiting the extent to which the portfolio holdings will deviate from the Index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).